Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S- K, we are providing the following information about the relationship of “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and other named executive officers (“Non-PEO NEOS”) and our performance.

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Customer Protection Act, and item 402(v) of Regulation S-K promulgated under the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

For purposes of the tables below, the principal executive officer (“PEO”) and non-PEO named executive officers for 2024 and 2023 are the following:

Year	PEO	Non-PEO named executive officers
2024	Zongyi Lian	Yuhua Huang, Xing Tang
2023	Zongyi Lian	Yuhua Huang

On February 20, 2024, the Company’s common stock was approved for listing and began trading on The Nasdaq Capital Market under the ticker symbol “WETH.” Prior to its Nasdaq listing, the Company’s common stock was quoted on the OTC market. However, publicly available and reliable stock price data prior to September 12, 2023, is not readily available.

Accordingly, for purposes of the “Value of Initial Fixed $100 Investment Based on Total Stockholder Return” presented below, the Company used September 12, 2023, which represents the earliest available trading date, as the measurement point.

Fiscal Year	Summary Compensation Table Total for PEO(1)(3)	Compensation Actually Paid to PEO(4)	Average Summary Compensation Table Total for Non-PEO NEO(2)(3)	Average Compensation Actually Paid to Non-PEO NEO(4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(5)	Net Loss(6)
2024	$12,857	$12,857	$35,650	$35,650	$(67)	$6,031,158
2023	$20,336	$20,336	$18,642	$18,642	$(4)	$8,264,331

(1)	During the fiscal years 2024 and 2023, the principal executive officer (the “PEO”) was Zongyi Lian.

(2)	During the fiscal year 2024, the Non-PEO Named Executive Officers (“Non-PEO NEO”) was Yuhua Huang, Xing Tang was appointed as a Chief Financial officer. On July 8, 2024, Yuhua Huang resigned as Chief Financial Officer and Xing Tang appointed as Chief Financial Officer at the same date.
(3)	The Summary Compensation Table Total Table (the “SCT”) represents the total compensation for each corresponding year in the “Total” column of the Executive Compensation - Summary Compensation Table for the PEO and the Non-PEO NEO, as applicable.

(4)	Compensation Actually Paid (the “CAP”) represents the amount calculated pursuant to the Regulation required adjustments to the reported SCT. For further details see the CAP table below.

(5)	The Company’s stock was previously traded on the OTC market, and stock price data prior to September 12, 2023 is not readily available. Accordingly, the total shareholder return (“TSR”) for fiscal years presented in the Pay versus Performance table was calculated based on a hypothetical $100 investment made on September 12, 2023 with no dividends declared or paid during the measurement period. Cumulative total Stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	Represents the net loss reflected in our consolidated audited financial statements for the applicable year.

The following table represents the CAP calculation for the PEO and the NON-PEO NEO pursuant to the Regulation for the years ended December 31, 2024, 2023 and 2022.

Named Executive Officer	Fiscal Year	Summary Compensation Table Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
PEO	2024	$12,857	$-	$-	$12,857
	2023	$20,336	$-	$-	$20,336
NON-PEO NEO	2024	$35,650	$-	$-	$35,650
	2023	$18,642	$-	$-	$18,642

Description of Relationships Between Information Presented

In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

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Named Executive Officers, Footnote		During the fiscal year 2024, the Non-PEO Named Executive Officers (“Non-PEO NEO”) was Yuhua Huang, Xing Tang
PEO Total Compensation Amount	[1],[2]	$ 12,857	$ 20,336
PEO Actually Paid Compensation Amount	[3]	$ 12,857	20,336
Adjustment To PEO Compensation, Footnote

The following table represents the CAP calculation for the PEO and the NON-PEO NEO pursuant to the Regulation for the years ended December 31, 2024, 2023 and 2022.

Named Executive Officer	Fiscal Year	Summary Compensation Table Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
PEO	2024	$12,857	$-	$-	$12,857
	2023	$20,336	$-	$-	$20,336
NON-PEO NEO	2024	$35,650	$-	$-	$35,650
	2023	$18,642	$-	$-	$18,642

Non-PEO NEO Average Total Compensation Amount	[2],[4]	$ 35,650	18,642
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 35,650	18,642
Compensation Actually Paid vs. Total Shareholder Return		COMPENSATION ACTUALLY PAID AND CUMULATIVE TSR
Compensation Actually Paid vs. Net Income		COMPENSATION ACTUALLY PAID AND NET INCOME
Total Shareholder Return Amount	[5]	$ (67)	(4)
Net Income (Loss)	[6]	$ 6,031,158	8,264,331
PEO Name		Zongyi Lian
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
NON-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
NON-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	During the fiscal years 2024 and 2023, the principal executive officer (the “PEO”) was Zongyi Lian.
[2]	The Summary Compensation Table Total Table (the “SCT”) represents the total compensation for each corresponding year in the “Total” column of the Executive Compensation - Summary Compensation Table for the PEO and the Non-PEO NEO, as applicable.
[3]	Compensation Actually Paid (the “CAP”) represents the amount calculated pursuant to the Regulation required adjustments to the reported SCT. For further details see the CAP table below.
[4]	During the fiscal year 2024, the Non-PEO Named Executive Officers (“Non-PEO NEO”) was Yuhua Huang, Xing Tang was appointed as a Chief Financial officer. On July 8, 2024, Yuhua Huang resigned as Chief Financial Officer and Xing Tang appointed as Chief Financial Officer at the same date.
[5]	The Company’s stock was previously traded on the OTC market, and stock price data prior to September 12, 2023 is not readily available. Accordingly, the total shareholder return (“TSR”) for fiscal years presented in the Pay versus Performance table was calculated based on a hypothetical $100 investment made on September 12, 2023 with no dividends declared or paid during the measurement period. Cumulative total Stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	Represents the net loss reflected in our consolidated audited financial statements for the applicable year.